Income taxes - Disclosure of components of deferred income tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Stream interests	$ 28,826	$ 7,133	$ 7,793
Deferred and restricted share units	2,865	2,032	2,032
Share and debt issue expenses	(113)	989	2,286
Other assets	149	120	223
Non-capital losses	170	0	1,015
Deferred tax assets	31,897	10,274
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(77,641)	(88,787)	(123,772)
Convertible debentures	(3,632)	(4,866)	(6,047)
Investments	1,911	(3,898)	(10,054)
Net deferred tax liabilities	(79,362)	(97,551)
Deferred tax liability, net	$ (47,465)	$ (87,277)	$ (126,762)